As filed with the Securities and Exchange Commission February 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

COMMON STOCKS (100.3%)	Shares	Value
Consumer Discretionary (14.8%)
Abercrombie & Fitch Co.	315,590	$15,413,416
BorgWarner, Inc. *	385,390	24,564,759
Dick's Sporting Goods, Inc. *	461,720	17,028,233
Express, Inc. *	911,490	18,175,111
Foot Locker, Inc.	812,790	19,376,913
Fossil, Inc. *	147,810	11,730,202
Hertz Global Holdings, Inc. *	873,980	10,243,046
Jarden Corp.	567,850	16,967,358
LKQ Corp. *	907,730	27,304,518
Macy's, Inc.	966,430	31,099,717
Nordstrom, Inc.	657,450	32,681,840
PVH Corp.	230,020	16,214,110
Select Comfort Corp. *	1,803,530	39,118,566
Tesla Motors, Inc. *	707,730	20,212,769
The Men's Wearhouse, Inc.	743,860	24,108,502
Tractor Supply Co.	162,240	11,381,136
Under Armour, Inc. *	211,360	15,173,534
WABCO Holdings, Inc. *	344,050	14,931,770
Total Consumer Discretionary		365,725,500

Consumer Staples (3.8%)
Casey's General Stores, Inc.	700,460	36,080,695
Church & Dwight Co., Inc.	477,160	21,834,841
Corn Products International, Inc.	280,090	14,729,933
Diamond Foods, Inc.	202,980	6,550,165
GNC Holdings, Inc. *	504,360	14,601,222
Total Consumer Staples		93,796,856

Energy (10.4%)
Carrizo Oil & Co, Inc. *	384,870	10,141,325
Energy XXI (Bermuda) Ltd. *^	1,718,576	54,788,203
Ensco plc - ADR^	139,160	6,529,387
Kodiak Oil & Gas Corp. *^	2,289,530	21,750,535
Plains Exploration & Production Co. *	1,518,270	55,750,874
SM Energy Co.	193,680	14,158,008
Superior Energy Services, Inc. *	1,063,820	30,255,041
Swift Energy Co. *	704,120	20,926,446
Weatherford International Ltd. *^	2,925,550	42,830,052
Total Energy		257,129,871

Financial Services (20.0%)
Affiliated Managers Group, Inc. *	264,590	25,387,411
Alliance Data Systems Corp. *	414,750	43,067,640
Cardtronics, Inc. *	519,090	14,046,575
CBOE Holdings, Inc.	555,210	14,357,731
CBRE Group, Inc. *	1,015,500	15,455,910
CubeSmart	1,985,760	21,128,486
East West Bancorp, Inc.	2,402,750	47,454,312
EZCORP, Inc. Cl. A *	697,200	18,385,164
FleetCor Technologies, Inc. *	169,920	5,075,511
IntercontinentalExchange Inc. *	317,280	38,248,104
Invesco Ltd.^	743,650	14,939,928

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Value
Financial Services (20.0%) (Continued)
Jones Lang LaSalle, Inc.	403,060	$24,691,456
MarketAxess Holdings, Inc.	805,360	24,249,390
MSCI, Inc. Cl. A *	171,450	5,645,848
Raymond James Financial, Inc.	319,250	9,883,980
Signature Bank *	699,650	41,972,003
Susquehanna Bancshares, Inc.	3,038,170	25,459,865
Texas Capital Bancshares, Inc. *	1,183,660	36,231,833
UMB Financial Corp.	592,940	22,087,015
Wright Express Corp. *	873,590	47,418,465
Total Financial Services		495,186,627

Health Care (10.9%)
Alexion Pharmaceuticals, Inc. *	252,480	18,052,320
AmerisourceBergen Corp.	450,610	16,758,186
Cubist Pharmaceuticals, Inc. *	251,540	9,966,015
Health Management Associates, Inc. Cl. A*	2,054,090	15,138,643
IPC The Hospitalist Co, Inc. *	354,520	16,208,654
Jazz Pharmaceuticals, Inc. *	265,230	10,245,835
Masimo Corp. *	611,200	11,420,272
Onyx Pharmaceuticals, Inc. *	280,970	12,348,631
Orthofix International N.V. *	496,250	17,482,887
Perrigo Co.	454,370	44,210,201
Seattle Genetics, Inc. *	869,860	14,539,710
Sirona Dental Systems, Inc. *	396,670	17,469,347
SXC Health Solutions Corp. *^	377,550	21,324,024
The Cooper Cos., Inc.	375,900	26,508,468
Thoratec Corp. *	566,510	19,012,076
Total Health Care		270,685,269

Materials and Processing (6.0%)
Airgas, Inc.	178,430	13,931,814
AuRico Gold, Inc. *^	3,412,950	27,337,730
Beacon Roofing Supply, Inc. *	238,620	4,827,283
Carpenter Technology Corp.	534,150	27,498,042
LSB Industries, Inc. *	209,300	5,866,679
Rockwood Holdings, Inc. *	553,840	21,804,681
Timken Co.	909,040	35,188,938
Yamana Gold, Inc.^	762,690	11,203,916
Total Materials and Processing		147,659,083

Producer Durables (13.5%)
AAR Corp.	663,180	12,713,161
BE Aerospace, Inc. *	1,260,610	48,798,213
Chicago Bridge & Iron Co. N.V.^	1,336,050	50,502,690
Expeditors International of Washington, Inc.	347,620	14,238,515
Fluor Corp.	235,420	11,829,855
Gardner Denver, Inc.	162,310	12,507,609
Genesee & Wyoming, Inc. *	88,420	5,356,483
Joy Global, Inc.	539,340	40,434,320
Kennametal, Inc.	886,230	32,365,119
Steelcase, Inc. Cl. A	2,419,630	18,050,440
Titan International, Inc.	956,010	18,603,955

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Value
Producer Durables (13.5%) (Continued)
Trimble Navigation Ltd. *	359,575	$15,605,555
Triumph Group, Inc.	623,130	36,421,948
Woodward, Inc.	447,290	18,307,580
Total Producer Durables		335,735,443

Technology (15.3%)
ACI Worldwide, Inc. *	934,400	26,761,216
Acme Packet, Inc. *	253,340	7,830,739
ADTRAN, Inc.	381,190	11,496,690
Avago Technologies Ltd.	884,350	25,522,341
Check Point Software Technologies Ltd. *^	381,470	20,042,434
Citrix Systems, Inc. *	300,990	18,276,113
Coherent, Inc. *	268,880	14,054,358
Cypress Semiconductor Corp.	995,300	16,810,617
F5 Networks, Inc. *	223,630	23,731,616
Fabrinet *^	886,420	12,126,225
FEI Co. *	456,210	18,604,244
Finisar Corp. *	485,300	8,126,349
IAC/InterActiveCorp *	389,380	16,587,588
Informatica Corp. *	318,190	11,750,757
Ixia *	1,014,350	10,660,819
Mellanox Technologies Ltd *^	357,450	11,613,550
MICROS Systems, Inc. *	367,349	17,111,116
Polycom, Inc. *	952,700	15,529,010
Red Hat, Inc. *	252,970	10,445,131
Riverbed Technology, Inc. *	767,830	18,044,005
Rogers Corp. *	258,080	9,512,829
SBA Communications Corp. Cl. A *	746,320	32,061,907
Taleo Corp. Cl. A *	244,830	9,472,473
TIBCO Software, Inc. *	521,900	12,478,629
Total Technology		378,650,756

Utilities (5.6%)
ALLETE, Inc.	397,730	16,696,705
American Water Works Co., Inc.	942,820	30,038,245
ITC Holdings Corp.	464,475	35,244,363
NiSource, Inc.	718,490	17,107,247
The AES Corp. *	3,390,740	40,146,362
Total Utilities		139,232,922

TOTAL COMMON STOCKS
(Cost $2,334,161,089)		$2,483,802,327

TOTAL INVESTMENTS (100.3%)
(Cost $2,334,161,089)		$2,483,802,327

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(6,411,395)
TOTAL NET ASSETS (100.0%)		$2,477,390,932

ADR - American Depository Receipt
* Non-income producing security.
^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at December 31, 2011, was as follows***:

Cost of investments		$2,334,161,089
Gross unrealized appreciation		308,213,804
Gross unrealized depreciation		(158,572,566)
Net unrealized appreciation		$149,641,238

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

COMMON STOCKS (61.0%)	Shares	Value
Consumer Discretionary (6.3%)
Abercrombie & Fitch Co.	4,660	$227,594
Amazon.com, Inc. *	2,150	372,165
BorgWarner, Inc. *	3,950	251,773
Coach, Inc.	6,580	401,643
DIRECTV Cl. A *	6,920	295,899
Limited Brands, Inc.	8,520	343,782
Macy's, Inc.	11,860	381,655
McDonalds Corp.	4,460	447,472
NIKE, Inc. Cl. B	4,905	472,695
priceline.com, Inc. *	410	191,761
Ralph Lauren Corp.	2,080	287,207
Total Consumer Discretionary		3,673,646

Consumer Staples (5.5%)
Church & Dwight Co., Inc.	3,800	173,888
Coca-Cola Enterprises, Inc.	7,870	202,888
Costco Wholesale Corp.	6,400	533,248
Hansen Natural Corp. *	3,780	348,289
Kraft Foods, Inc.	24,830	927,649
The Coca-Cola Co.	10,010	700,400
The Estee Lauder Companies, Inc. Cl. A	2,680	301,018
Total Consumer Staples		3,187,380

Energy (6.6%)
Anadarko Petroleum Corp.	3,290	251,126
Baker Hughes, Inc.	8,670	421,709
Chevron Corp.	15,135	1,610,364
Ensco plc - ADR^	6,950	326,094
Noble Energy, Inc.	3,430	323,757
Schlumberger Ltd.	8,770	599,079
SM Energy Co.	3,860	282,166
Total Energy		3,814,295

Financials (7.4%)
Affiliated Managers Group, Inc. *	2,470	236,997
American Express Co.	12,830	605,191
Ameriprise Financial, Inc.	8,110	402,580
CBRE Group, Inc. *	20,240	308,053
Fifth Third Bancorp	27,720	352,598
IntercontinentalExchange, Inc. *	3,400	409,870
Invesco Ltd.^	21,500	431,935
JPMorgan Chase & Co.	23,815	791,849
MetLife, Inc.	6,650	207,347
The PNC Financial Services Group, Inc.	9,200	530,564
Total Financials		4,276,984

Health Care (8.4%)
Agilent Technologies, Inc. *	7,990	279,091
Allergan, Inc.	7,365	646,205
Biogen Idec, Inc. *	2,940	323,547
Celgene Corp. *	8,940	604,344

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Value
Health Care (8.4%) (Continued)
Cerner Corp. *	5,410	$331,362
CIGNA Corp.	6,900	289,800
Express Scripts, Inc. *	8,370	374,055
Intuitive Surgical, Inc. *	260	120,383
McKesson Corp.	5,730	446,425
Merck & Co., Inc.	6,580	248,066
Perrigo Co.	4,280	416,444
Shire plc - ADR^	3,630	377,157
The Cooper Cos., Inc.	5,760	406,195
Total Health Care		4,863,074

Industrials (6.4%)
BE Aerospace, Inc. *	7,120	275,615
CSX Corp.	34,410	724,675
Eaton Corp.	11,650	507,125
Expeditors International of Washington, Inc.	8,170	334,643
Fluor Corp.	4,180	210,045
Gardner Denver, Inc.	4,140	319,028
Joy Global, Inc.	6,300	472,311
Precision Castparts Corp.	4,705	775,337
Verisk Analytics, Inc. *	2,880	115,574
Total Industrials		3,734,353

Information Technology (13.3%)
Accenture plc^	9,040	481,199
Altera Corp.	7,400	274,540
Apple, Inc. *	3,990	1,615,950
Autodesk, Inc. *	8,880	269,330
Avago Technologies Ltd.	12,880	371,717
Check Point Software Technologies Ltd. *^	4,115	216,202
Citrix Systems, Inc. *	2,690	163,337
EMC Corp. *	28,445	612,705
F5 Networks, Inc. *	1,650	175,098
Google, Inc. Cl. A *	1,000	645,900
Informatica Corp. *	5,780	213,456
Intuit, Inc.	8,280	435,445
MasterCard, Inc. Cl. A	910	339,266
Oracle Corp.	14,575	373,849
QUALCOMM, Inc.	12,040	658,588
Rovi Corp. *	5,130	126,095
Trimble Navigation Ltd *	5,255	228,067
Visa, Inc.	5,198	527,753
Total Information Technology		7,728,497

Materials (3.9%)
Airgas, Inc.	2,430	189,734
Allegheny Technologies, Inc.	3,660	174,948
E.I. du Pont de Nemours & Co.	10,280	470,619
Ecolab, Inc.	5,570	322,002
Monsanto Co.	5,490	384,684
Potash Corp. of Saskatchewan, Inc.^	6,410	264,605

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Value
Materials (3.9%) (Continued)
Yamana Gold, Inc.^	30,270	$444,666
Total Materials		2,251,258

Telecommunication Services (1.0%)
American Tower Corp. Cl. A *	10,195	611,802
Total Telecommunication Services		611,802

Utilities (2.2%)
ITC Holdings Corp.	4,450	337,666
NiSource, Inc.	12,780	304,292
The AES Corp. *	15,240	180,442
Xcel Energy, Inc.	15,890	439,199
Total Utilities		1,261,599

TOTAL COMMON STOCKS
(Cost $29,392,338)		$35,402,888

	Principal Amount	Value
DEBT SECURITIES (38.0%)
CORPORATE BONDS (28.2%)
Finance (19.5%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$515,000	$574,951
2.600%, 11/23/2015	85,000	86,599
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	316,882
American Express Co.
7.000%, 03/19/2018	290,000	350,894
Bank of America Corp.
5.650%, 05/01/2018	330,000	314,818
BlackRock, Inc.
5.000%, 12/10/2019	125,000	136,638
Caterpillar Financial Services Corp.:
6.125%, 02/17/2014	315,000	348,937
1.650%, 04/01/2014	100,000	101,399
Citigroup, Inc.:
5.000%, 09/15/2014	560,000	554,582
4.750%, 05/19/2015	225,000	228,047
Comerica, Inc.
3.000%, 09/16/2015	200,000	204,484
Credit Suisse First Boston:^
5.000%, 05/15/2013	150,000	153,922
5.400%, 01/14/2020	200,000	188,934
General Electric Capital Corp.
5.625%, 09/15/2017	865,000	958,537
Lloyds TSB Bank plc^
4.875%, 01/21/2016	150,000	146,320
MetLife, Inc.
6.750%, 06/01/2016	325,000	374,775

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal Amount	Value
Finance (19.5%) (Continued)
Morgan Stanley
4.750%, 04/01/2014	$585,000	$576,578
ORIX Corp.^
4.710%, 04/27/2015	165,000	170,597
Prudential Financial, Inc.
5.150%, 01/15/2013	425,000	440,112
Royal Bank of Canada^
2.875%, 04/19/2016	650,000	674,546
Simon Property Group LP
5.875%, 03/01/2017	165,000	188,668
State Street Corp.
2.875%, 03/07/2016	420,000	432,718
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	915,000	968,400
The Charles Schwab Corp.
4.950%, 06/01/2014	275,000	298,201
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	460,000	471,736
The Travelers Cos., Inc.
5.900%, 06/02/2019	375,000	446,828
The Western Union Co.
5.930%, 10/01/2016	90,000	101,514
Toyota Motor Credit Corp.
2.800%, 01/11/2016	530,000	548,103
Wachovia Corp.:
5.500%, 05/01/2013	155,000	163,593
4.875%, 02/15/2014	155,000	161,757
5.250%, 08/01/2014	210,000	221,636
Wells Fargo Co.:
3.750%, 10/01/2014	250,000	264,101
3.625%, 04/15/2015	155,000	162,387
Total Finance		11,332,194

Industrials (8.3%)
Alltel Corp.
7.000%, 07/01/2012	250,000	257,621
Analog Devices, Inc.
5.000%, 07/01/2014	670,000	731,673
ArcelorMittal SA Luxembourg^
5.375%, 06/01/2013	130,000	133,126
Archer-Daniels-Midland Co.
4.700%, 03/01/2021	120,000	136,194
Bemis Co., Inc.
6.800%, 08/01/2019	125,000	149,224
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	190,000	205,430
Cisco Systems, Inc.
4.450%, 01/15/2020	430,000	489,723

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal Amount	Value
Industrials (8.3%) (Continued)
Corn Products International, Inc.
3.200%, 11/01/2015	$120,000	$124,095
Hewlett-Packard Co.
0.435%, 09/13/2012	465,000	462,748
Nokia Corp.^
5.375%, 05/15/2019	220,000	222,342
Petrobras International Finance Co.^
5.375%, 01/27/2021	195,000	205,842
Sanofi-Aventis SA^
2.625%, 03/29/2016	150,000	156,566
Shell International Financial BV^
4.375%, 03/25/2020	200,000	233,904
Statoil ASA^
3.125%, 08/17/2017	430,000	454,107
Telefonica Emisiones SAU^
5.462%, 02/16/2021	80,000	76,476
Total Capital SA^
4.450%, 06/24/2020	195,000	217,590
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	178,578
WMC Financial USA Ltd.^
5.125%, 05/15/2013	350,000	370,065
Total Industrials		4,805,304

Utilities (0.4%)
Qwest Corp.
7.625%, 06/15/2015	205,000	228,188
Total Utilities		228,188

TOTAL CORPORATE BONDS
(Cost $15,724,524)		$16,365,686

MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	380,316	422,699
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $380,566)		$422,699

U.S. GOVERNMENT AGENCY (2.5%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	936,059
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	535,989
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,328,987)		$1,472,048

U.S. TREASURY NOTES (6.6%)
0.625%, 12/31/2012	550,000	552,664
0.625%, 04/30/2013	260,000	261,554
0.250%, 11/30/2013	500,000	500,137

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
	Principal Amount	Value
U.S. TREASURY NOTES (6.6%) (Continued)
0.750%, 12/15/2013	$120,000	$121,177
2.625%, 06/30/2014	400,000	422,812
2.375%, 08/31/2014	425,000	447,778
4.250%, 11/15/2014	250,000	277,617
2.500%, 04/30/2015	625,000	667,090
2.250%, 11/30/2017	485,000	517,510
2.000%, 11/15/2021	75,000	75,867
TOTAL U.S. TREASURY NOTES
(Cost $3,688,942)		$3,844,206

TOTAL DEBT SECURITIES
(Cost $21,123,019)		$22,104,639

SHORT-TERM INVESTMENTS (0.6%)	Shares	Value
MONEY MARKET FUNDS (0.6%)
First Treasury Obligations Fund
0.000% **	364,108	364,108
TOTAL SHORT-TERM INVESTMENTS
(Cost $364,108)		$364,108

TOTAL INVESTMENTS (99.6%)
(Cost $50,879,465)		$57,871,635

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		206,057
TOTAL NET ASSETS (100.0%)		$58,077,692

ADR - American Depository Receipt.

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at December 31, 2011, was as follows***:

Cost of investments		$50,879,465
Gross unrealized appreciation		8,104,027
Gross unrealized depreciation		(1,111,857)
Net unrealized appreciation		$6,992,170

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (96.8%)
ASSET-BACKED SECURITIES (0.3%)
Bank of America Credit Card Trust
Series 2007-8A, 5.590%, 11/15/2014	$300,000	$306,789
TOTAL ASSET-BACKED SECURITIES
(Cost $299,884)		$306,789

CORPORATE BONDS (73.7%)
Finance (49.7%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	1,985,000	2,216,072
2.600%, 11/23/2015	415,000	422,809
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,555,000	1,642,504
American Express Co.
7.000%, 03/19/2018	1,225,000	1,482,226
Bank of America Corp.
5.650%, 05/01/2018	1,485,000	1,416,683
BlackRock, Inc.
5.000%, 12/10/2019	490,000	535,621
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	2,140,000	2,370,555
Citigroup, Inc.:
5.000%, 09/15/2014	2,380,000	2,356,974
4.750%, 05/19/2015	1,390,000	1,408,823
Comerica, Inc.
3.000%, 09/16/2015	910,000	930,402
Credit Suisse First Boston^:
5.000%, 05/15/2013	950,000	974,837
5.400%, 01/14/2020	820,000	774,628
General Electric Capital Corp.
5.625%, 09/15/2017	4,095,000	4,537,813
Lloyds TSB Bank plc^
4.875%, 01/21/2016	600,000	585,280
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,533,695
Morgan Stanley
4.750%, 04/01/2014	2,810,000	2,769,547
ORIX Corp.^
4.710%, 04/27/2015	680,000	703,068
Prudential Financial, Inc.
5.150%, 01/15/2013	2,220,000	2,298,936
Royal Bank of Canada^
2.875%, 04/19/2016	3,220,000	3,341,597
Simon Property Group LP
5.875%, 03/01/2017	730,000	834,715
State Street Corp.
2.875%, 03/07/2016	2,030,000	2,091,470
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	4,285,000	4,535,077

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
	Principal Amount	Value
Finance (49.7%) (Continued)
The Charles Schwab Corp.
4.950%, 06/01/2014	$1,525,000	$1,653,657
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,995,000	2,045,896
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,656,243
The Western Union Co.
5.930%, 10/01/2016	400,000	451,175
Toyota Motor Credit Corp.
2.800%, 01/11/2016	2,725,000	2,818,077
Wachovia Corp.:
5.500%, 05/01/2013	1,130,000	1,192,646
4.875%, 02/15/2014	850,000	887,055
5.250%, 08/01/2014	660,000	696,570
Wells Fargo & Co.:
3.750%, 10/01/2014	1,180,000	1,246,559
3.625%, 04/15/2015	660,000	691,453
Total Finance		53,102,663

Industrials (23.2%)
Alltel Corp.
7.000%, 07/01/2012	530,000	546,156
Analog Devices, Inc.
5.000%, 07/01/2014	2,830,000	3,090,501
ArcelorMittal SA Luxembourg^
5.375%, 06/01/2013	630,000	645,148
Archer-Daniels-Midland Co.
4.700%, 03/01/2021	505,000	573,149
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	656,586
BHP Billiton Financial USA Ltd.^
5.125%, 03/29/2012	500,000	505,544
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	800,000	864,970
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,190,140
Corn Products International, Inc.
3.200%, 11/01/2015	545,000	563,600
Hewlett-Packard Co.
0.435%, 09/13/2012	2,205,000	2,194,321
Nokia Corp.^
5.375%, 05/15/2019	1,025,000	1,035,914
Novartis Capital Corp.
4.125%, 02/10/2014	1,290,000	1,380,900
PepsiCo,Inc.
3.750%, 03/01/2014	635,000	675,519
Petrobras International Finance Co.^
5.375%, 01/27/2021	785,000	828,647

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal Amount	Value
Industrials (23.2%) (Continued)
Sanofi-Aventis SA^
2.625%, 03/29/2016	$620,000	$647,139
Shell International Financial BV^
4.375%, 03/25/2020	835,000	976,548
Statoil ASA^
3.125%, 08/17/2017	1,985,000	2,096,283
Telefonica Emisiones SAU^
5.462%, 02/16/2021	340,000	325,022
The Home Depot, Inc.
5.250%, 12/16/2013	1,045,000	1,135,304
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	761,829
Total Capital SA^
4.450%, 06/24/2020	835,000	931,730
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,041,445
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	773,836
WMC Financial USA Ltd.^
5.125%, 05/15/2013	1,285,000	1,358,669
Total Industrials		24,798,900

Utilities (0.8%)
Qwest Corp.
7.625%, 06/15/2015	835,000	929,448
Toal Utilities		929,448

TOTAL CORPORATE BONDS
(Cost $75,770,603)		$78,831,011

MORTGAGE PASS-THROUGH SECURITIES (1.7%)
Federal Home Loan Mortgage Corp.
Pool #G0-2267, 6.500%, 08/01/2036	134,405	151,337
		151,337
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	395,967	440,094
Pool #255813, 5.000%, 08/01/2035	377,146	407,802
Pool #735897, 5.500%, 10/01/2035	246,791	269,512
Pool #256022, 5.500%, 12/01/2035	479,682	523,845
		1,641,253
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $1,626,686)		$1,792,590

U.S. GOVERNMENT AGENCY (9.7%)
Federal Home Loan Bank
3.625%, 05/29/2013	385,000	402,833
5.500%, 08/13/2014	765,000	862,728
5.625%, 06/13/2016	1,550,000	1,758,655
		3,024,216

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
	Principal Amount	Value
Federal Home Loan Mortgage Corp.
4.625%, 10/25/2012	$350,000	$362,676
4.500%, 07/15/2013	2,700,000	2,872,741
4.750%, 01/19/2016	500,000	576,505
5.250%, 04/18/2016	1,100,000	1,297,097
		5,109,019
Federal National Mortgage Association
4.375%, 03/15/2013	150,000	157,397
4.125%, 04/15/2014	340,000	368,101
4.375%, 10/15/2015	810,000	916,099
5.240%, 08/07/2018	805,000	862,942
		2,304,539
TOTAL U.S. GOVERNMENT AGENCY
(Cost $9,619,347)		$10,437,774

U.S. TREASURY NOTES (11.4%)
0.750%, 05/31/2012	1,300,000	1,303,961
0.625%, 12/31/2012	500,000	502,422
1.375%, 03/15/2013	1,230,000	1,247,729
0.625%, 04/30/2013	1,000,000	1,005,977
3.500%, 05/31/2013	1,125,000	1,177,031
4.250%, 08/15/2013	1,335,000	1,421,463
4.750%, 05/15/2014	810,000	894,797
2.250%, 11/30/2017	2,400,000	2,560,875
2.625%, 11/15/2020	1,900,000	2,045,766
TOTAL U.S. TREASURY NOTES
(Cost $11,441,987)		$12,160,021

TOTAL DEBT SECURITIES
(Cost $98,758,507)		$103,528,185

SHORT-TERM INVESTMENTS (2.2%)
MONEY MARKET FUNDS (2.2%)
First American Treasury Obligations Fund
0.0000% *	2,301,297	2,301,297
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,301,297)		$2,301,297

TOTAL INVESTMENTS (99.0%)
(Cost $101,059,804)		$105,829,482

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		1,027,943
TOTAL NET ASSETS (100.0%)		$106,857,425

*Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
The cost basis of investment for federal income tax purposes at December 31, 2011, was as follows***:

Cost of investments	$101,059,804
Gross unrealized appreciation	5,191,539
Gross unrealized depreciation	(421,861)
Net unrealized appreciation	$4,769,678

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (80.0%)
CORPORATE BONDS (80.0%)
Automotive (7.1%)
American Axle & Manufacturing Holdings, Inc.
7.875%, 03/01/2017	$600,000	$596,999
Delphi Corp.
6.125%, 05/15/2021 **	250,000	258,750
(Acquired 5/10/2011, Cost $250,000)
Ford Motor Credit Co. LLC
6.625%, 08/15/2017	500,000	544,921
Lear Corp.
8.125%, 03/15/2020	500,000	552,500
Tenneco, Inc.
6.875%, 12/15/2020	100,000	103,000
The Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	197,000	218,178
Total Automotive		2,274,348

Basic Industry (6.7%)
Cascades, Inc.: ^
7.750%, 12/15/2017	200,000	199,000
7.875%, 01/15/2020	250,000	243,750
Domtar Corp.
10.750%, 06/01/2017	300,000	379,500
Griffon Corp.
7.125%, 04/01/2018	500,000	497,500
Masco Corp.
5.850%, 03/15/2017	300,000	299,797
Mohawk Industries, Inc.
6.625%, 01/15/2016 *	300,000	324,000
Solutia, Inc.
8.750%, 11/01/2017	100,000	109,750
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	102,750
Total Basic Industry		2,156,047

Capital Goods (7.3%)
BE Aerospace, Inc.
8.500%, 07/01/2018	195,000	214,500
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	262,500
Graphic Packaging International, Inc.:
9.500%, 06/15/2017	100,000	110,000
7.875%, 10/01/2018	100,000	107,000
Greif, Inc.
7.750%, 08/01/2019	300,000	325,500
Solo Cup Co.
10.500%, 11/01/2013	400,000	408,000
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	600,000	630,000
SPX Corp.
6.875%, 09/01/2017	250,000	271,250
Total Capital Goods
		2,328,750

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal Amount	Value
Consumer Cyclical (4.7%)
CKE Restaurants, Inc.
11.375%, 07/15/2018	$433,000	$474,135
Collective Brands, Inc.
8.250%, 08/01/2013	127,000	127,476
HSN, Inc.
11.250%, 08/01/2016	75,000	83,063
Levi Strauss & Co.
7.625%, 05/15/2020	300,000	307,875
Sealy Mattress Co.
8.250%, 06/15/2014	300,000	298,500
The Gymboree Corp.
9.125%, 12/01/2018	250,000	220,000
Total Consumer Cyclical		1,511,049

Consumer Non-Cyclical (4.5%)
Constellation Brands, Inc.
7.250%, 05/15/2017	300,000	331,500
Jarden Corp.
7.500%, 01/15/2020	100,000	107,000
Revlon Consumer Products
9.750%, 11/15/2015	400,000	427,500
Spectrum Brands, Inc.
9.500%, 06/15/2018	122,000	134,048
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020 **	100,000	102,000
(Acquired 12/17/2010, Cost $99,500)
Tyson Foods, Inc.
10.500%, 03/01/2014	300,000	348,000
Total Consumer Non-Cyclical		1,450,048

Energy (13.3%)
Barrett Bill Corp.
7.625%, 10/01/2019	600,000	630,000
Calumet Specialty Products Partners LP
9.375%, 05/1/2019 **	400,000	390,000
(Acquired 4/15/2011 and 12/15/2011, Cost $392,529)
El Paso Corp.
7.000%, 06/15/2017	300,000	330,196
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	250,000	258,438
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	340,792
SandRidge Energy, Inc.:
9.875%, 05/15/2016 **	155,000	166,625
(Acquired 05/11/2009 and 08/25/2009, Cost $151,234)
8.000%, 06/1/2018 **	900,000	913,499
(Acquired 11/2/2011, and 12/6/2011, Cost $893,297)
SM Energy Co.
6.500%, 11/15/2021 **	300,000	310,500
(Acquired 11/03/2011, Cost $303,957)
Stone Energy Corp.
8.625%, 02/01/2017	650,000	666,250
Tesoro Corp.
6.500%, 06/01/2017	300,000	309,000
Total Energy		4,315,300

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal Amount	Value
Financial Services (5.4%)
Aircastle Ltd.: ^
9.750%, 08/01/2018 **	$250,000	$261,875
(Acquired 12/09/2011, Cost $256,905)
9.750%, 08/01/2018	800,000	842,000
International Lease Finance Corp.:
6.250%, 05/15/2019	500,000	462,558
8.250%, 12/15/2020	150,000	151,875
Total Financial Services		1,718,308

Health Care (3.3%)
HCA, Inc.:
8.500%, 04/15/2019	300,000	330,000
7.250%, 09/15/2020	300,000	318,000
Health Management Associates, Inc.
7.375%, 01/15/2020 **	100,000	104,250
(Acquired 11/8/2011, Cost $100,000)
Tenet Healthcare Corp.
8.000%, 08/01/2020	200,000	201,250
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	100,000	99,750
Total Health Care		1,053,250

Media (1.7%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	445,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	106,000
Total Media		551,000

Services (7.8%)
Cinemark USA, Inc.
8.625%, 06/15/2019	100,000	109,250
Clean Harbors, Inc.
7.625%, 08/15/2016	90,000	96,075
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	265,313
Scientific Games Corp.
8.125%, 09/15/2018	100,000	103,000
Scientific Games International, Inc.
9.250%, 06/15/2019	269,000	286,485
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	300,000	338,250
The Hertz Corp.
6.750%, 04/15/2019	200,000	201,500
United Rentals North America, Inc.:
9.250%, 12/15/2019	200,000	210,500
8.375%, 09/15/2020	600,000	588,000
West Corp
8.625%, 10/1/2018	300,000	304,500
Total Services		2,502,873

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal Amount	Value
Technology & Electronics (5.0%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	$900,000	$929,250
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	677,250
Total Technology & Electronics		1,606,500

Telecommunications (10.6%)
Clearwire Commnications LLC
12.000%, 12/01/2015 **	300,000	288,750
(Acquired 11/19/2009, Cost $296,625)
Frontier Communications Corp.:
8.250%, 05/01/2014	300,000	314,250
8.500%, 04/15/2020	300,000	308,625
GCI, Inc.
8.625%, 11/15/2019	100,000	106,625
GeoEye, Inc.
9.625%, 10/01/2015	300,000	330,000
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	374,499
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	250,000	254,688
Qwest Communications International, Inc.
7.125%, 04/01/2018	250,000	261,250
Sprint Capital Corp.
6.875%, 11/15/2028	550,000	395,312
Sprint Nextel Corp.
11.500%, 11/15/2021 **	250,000	248,125
(Acquired 11/04/2011, Cost $250,000)
Windstream Corp.
7.875%, 11/01/2017	250,000	271,875
7.500%, 06/01/2022 **	250,000	250,000
(Acquired 11/07/2011, Cost $250,000)
Total Telecommunications		3,403,999

Utilities (2.6%)
Plains Exploration & Production Co.
6.750%, 02/01/2022	250,000	263,125
The AES Corp.:
9.750%, 04/15/2016	300,000	345,000
7.375%, 07/01/2021 **	200,000	216,500
(Acquired 11/04/2011, Cost $213,382)
Total Utilities		824,625

TOTAL CORPORATE BONDS
(Cost $24,385,222)		$25,696,097

TOTAL DEBT SECURITIES
(Cost $24,385,222)		$25,696,097

	Shares	Value
EXCHANGE TRADED FUNDS (10.0%)
Funds, Trusts, and Other Financial Vehicles (10.0%)
iShares iBoxx $ High Yield Corporate Bond Fund	18,015	$1,611,082
SPDR Barclays Capital High Yield Bond ETF	41,185	1,583,563
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,145,233)		$3,194,645

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

SHORT-TERM INVESTMENTS (8.5%)	Principal Amount	Value
MONEY MARKET FUNDS (8.5%)
(8.5%)
First American Treasury Obligations Fund
0.000% ***	$1,573,000	$1,573,000
First American Government Obligations Fund
0.000% ***	1,152,738	1,152,738
TOTAL MONEY MARKET FUNDS
(Cost $2,725,738)		$2,725,738

TOTAL INVESTMENTS (98.5%)
(Cost $30,256,193)		$31,616,480

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)		478,939
TOTAL NET ASSETS (100.0%)		$32,095,419

*The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

** Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2011, the value of these securities totaled $3,510,874

*** Rated quoted is seven-day yield period end.

The cost basis of investment for federal income tax purposes at December 31, 2011, was as follows****:

Cost of investments	$30,256,193
Gross unrealized appreciation	1,462,327
Gross unrealized depreciation	(102,040)
Net unrealized appreciation	$1,360,287

**** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

COMMON STOCKS (99.7%)	Shares	Value
Consumer Discretionary (10.3%)
Abercrombie & Fitch Co.	142,720	$6,970,445
Amazon.com, Inc. *	63,740	11,033,394
BorgWarner, Inc. *	116,500	7,425,710
Coach, Inc.	191,410	11,683,666
DIRECTV Cl. A *	197,130	8,429,279
Limited Brands, Inc.	250,590	10,111,306
Macy's, Inc.	353,590	11,378,526
McDonald's Corp.	127,530	12,795,085
NIKE, Inc. Cl. B	143,550	13,833,914
priceline.com, Inc. *	12,180	5,696,708
Ralph Lauren Corp.	62,350	8,609,288
Total Consumer Discretionary		107,967,321

Consumer Staples (8.9%)
Church & Dwight, Inc.	112,360	5,141,594
Coca-Cola Enterprises, Inc.	231,460	5,967,039
Costco Wholesale Corp.	192,590	16,046,599
Hansen Natural Corp. *	113,560	10,463,418
Kraft Foods, Inc.	715,980	26,749,013
The Coca-Cola Co.	292,790	20,486,516
The Estee Lauder Companies, Inc. Cl. A	76,630	8,607,081
Total Consumer Staples		93,461,260

Energy (10.7%)
Anadarko Petroleum Corp.	98,670	7,531,481
Baker Hughes, Inc.	258,210	12,559,334
Chevron Corp.	440,765	46,897,396
Ensco plc - ADR^	202,950	9,522,414
Noble Energy, Inc.	102,980	9,720,282
Schlumberger Ltd.^	261,760	17,880,826
SM Energy Co.	114,040	8,336,324
Total Energy		112,448,057

Financials (12.2%)
Affiliated Managers Group, Inc. *	72,350	6,941,982
American Express Co.	382,840	18,058,563
Ameriprise Financial, Inc.	257,240	12,769,394
CBRE Group, Inc. *	611,330	9,304,443
Fifth Third Bancorp	832,220	10,585,838
IntercontinentalExchange, Inc. *	98,690	11,897,080
Invesco Ltd.^	636,620	12,789,696
JPMorgan Chase & Co.	708,150	23,545,987
MetLife, Inc.	198,040	6,174,887
The PNC Financial Services Group, Inc.	271,840	15,677,013
Total Financials		127,744,883

Health Care (13.6%)
Agilent Technologies, Inc. *	237,070	8,280,855
Allergan, Inc.	217,915	19,119,862
Biogen Idec, Inc. *	86,360	9,503,918
Celgene Corp. *	257,425	17,401,930

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
Health Care (13.6%) (Continued)
Cerner Corp. *	157,190	$9,627,888
CIGNA Corp.	201,610	8,467,620
Express Scripts, Inc. *	255,480	11,417,401
Intuitive Surgical, Inc. *	7,460	3,454,055
McKesson Corp.	168,120	13,098,229
Merck & Co., Inc.	190,970	7,199,569
Perrigo Co.	123,480	12,014,604
Shire plc - ADR ^	106,380	11,052,882
The Cooper Cos., Inc.	165,320	11,658,366
Total Health Care		142,297,179

Industrials (10.6%)
BE Aerospace, Inc. *	211,410	8,183,681
CSX Corp.	1,021,310	21,508,789
Eaton Corp.	343,680	14,960,390
Expeditors International of Washington, Inc.	239,750	9,820,160
Fluor Corp.	125,350	6,298,838
Gardner Denver, Inc.	124,320	9,580,099
Joy Global, Inc.	188,680	14,145,340
Precision Castparts Corp.	139,615	23,007,156
Verisk Analytics, Inc. *	83,380	3,346,039
Total Industrials		110,850,492

Information Technology (21.8%)
Accenture plc ^	259,690	13,823,299
Altera Corp.	224,960	8,346,016
Apple, Inc. *	117,020	47,393,100
Autodesk, Inc. *	260,040	7,887,013
Avago Technologies Ltd.	393,860	11,366,800
Check Point Software Technologies Ltd. *^	117,645	6,181,068
Citrix Systems, Inc. *	76,870	4,667,546
EMC Corp. *	827,170	17,817,242
F5 Networks, Inc. *	45,520	4,830,582
Google, Inc. Cl. A *	29,035	18,753,707
Informatica Corp. *	166,500	6,148,845
Intuit, Inc.	245,090	12,889,283
MasterCard, Inc. Cl. A	27,190	10,136,976
Oracle Corp.	428,010	10,978,457
QUALCOMM, Inc.	363,880	19,904,236
Rovi Corp. *	180,110	4,427,104
Trimble Navigation Ltd *	155,000	6,727,000
Visa, Inc.	153,501	15,584,956
Total Information Technology		227,863,230

Materials (6.4%)
Airgas, Inc.	72,130	5,631,910
Allegheny Technologies, Inc.	111,960	5,351,688
E.I. du Pont de Nemours & Co.	302,440	13,845,703
Ecolab, Inc.	165,860	9,588,367
Monsanto Co.	162,220	11,366,755

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
Materials (6.4%) (Continued)
Potash Corp. of Saskatchewan, Inc. ^	188,220	$7,769,722
Yamana Gold, Inc.^	893,910	13,131,538
Total Materials		66,685,683

Telecommunication Services (1.7%)
American Tower Corp. Cl. A *	303,620	18,220,236
Total Telecommunication Services		18,220,236

Utilities (3.5%)
ITC Holdings Corp.	127,960	9,709,605
NiSource, Inc.	365,990	8,714,222
The AES Corp. *	477,200	5,650,048
Xcel Energy, Inc.	461,670	12,760,558
Total Utilities		36,834,433

TOTAL COMMON STOCKS
(Cost $913,201,309)		$1,044,372,774

SHORT-TERM INVESTMENTS (1.3%)	Principal Amount	Value
MONEY MARKET FUNDS (1.3%)
First American Treasury Obligations Fund	13,338,000	$13,338,000
0.000% **
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,338,000)		$13,338,000

TOTAL INVESTMENTS (101.0%)
(Cost $926,539,309)		$1,057,710,774

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(10,004,125)
TOTAL NET ASSETS (100.0%)		$1,047,706,649

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at December 31, 2011, was as follows***:

Cost of investments		$926,539,309
Gross unrealized appreciation		177,362,317
Gross unrealized depreciation		(46,190,852)
Net unrealized appreciation		$131,171,465

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

COMMON STOCKS (99.5%)	Shares	Value
Consumer Discretionary (15.6%)
Abercrombie & Fitch Co.	126,690	$6,187,540
BorgWarner, Inc. *	136,300	8,687,762
Coach, Inc.	96,660	5,900,126
Dick's Sporting Goods, Inc. *	192,810	7,110,833
Foot Locker, Inc.	367,080	8,751,187
Fossil, Inc. *	52,280	4,148,941
Gentex Corp.	302,090	8,938,843
Hertz Global Holdings, Inc. *	404,630	4,742,264
Jarden Corp.	205,510	6,140,639
LKQ Corp. *	316,380	9,516,710
Lululemon Athletica, Inc. *	187,900	8,767,414
Macy's, Inc.	482,590	15,529,746
Nordstrom, Inc.	236,350	11,748,959
PVH Corp.	93,590	6,597,159
Ralph Lauren Corp.	41,500	5,730,320
Tesla Motors, Inc. *	228,840	6,535,670
Tractor Supply Co.	60,530	4,246,179
Under Armour, Inc. *	80,760	5,797,761
WABCO Holdings, Inc. *	62,060	2,693,404
Total Consumer Discretionary		137,771,457

Consumer Staples (4.3%)
Beam, Inc.	108,620	5,564,602
Church & Dwight Co., Inc.	167,380	7,659,309
Corn Products International, Inc.	207,600	10,917,684
GNC Holdings, Inc. *	183,140	5,301,903
Hansen Natural Corp. *	37,820	3,484,735
Whole Foods Market, Inc.	75,550	5,256,769
Total Consumer Staples		38,185,002

Energy (10.7%)
Baker Hughes, Inc.	386,850	18,816,384
Cameron International Corp. *	197,020	9,691,414
Energy XXI (Bermuda) Ltd. *^	457,450	14,583,506
Ensco plc - ADR^	67,690	3,176,015
Noble Energy, Inc.	153,320	14,471,875
Plains Exploration & Production Co. *	438,520	16,102,454
SM Energy Co.	96,020	7,019,062
Weatherford International Ltd. *^	725,780	10,625,419
Total Energy		94,486,129

Financial Services (17.7%)
Affiliated Managers Group, Inc. *	83,800	8,040,610
Alliance Data Systems Corp. *	147,830	15,350,667
Ameriprise Financial, Inc.	210,820	10,465,105
CBRE Group, Inc. *	803,840	12,234,445
CME Group, Inc.	22,310	5,436,278
East West Bancorp, Inc.	836,510	16,521,072
Fifth Third Bancorp	1,181,410	15,027,535
IntercontinentalExchange, Inc. *	119,270	14,377,999
Invesco Ltd.^	650,140	13,061,312

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
Financial Services (17.7%) (Continued)
Jones Lang LaSalle, Inc.	142,990	$8,759,567
MSCI, Inc. Cl. A *	109,840	3,617,031
Raymond James Financial, Inc.	116,500	3,606,840
Signature Bank *	164,620	9,875,554
The PNC Financial Services Group, Inc.	240,980	13,897,317
Wright Express Corp. *	110,980	6,023,995
Total Financial Services		156,295,327

Health Care (10.5%)
Alexion Pharmaceuticals, Inc. *	106,060	7,583,290
AmerisourceBergen Corp.	261,260	9,716,259
Cerner Corp. *	111,160	6,808,550
Cubist Pharmaceuticals, Inc. *	88,190	3,494,088
Express Scripts, Inc. *	135,180	6,041,194
Health Management Associates, Inc. Cl. A *	569,940	4,200,458
Intuitive Surgical, Inc. *	5,880	2,722,499
Masimo Corp. *	218,980	4,091,641
Perrigo Co.	143,770	13,988,821
Shire plc - ADR^	106,850	11,101,715
SXC Health Solutions Corp. *^	137,550	7,768,824
The Cooper Cos., Inc.	139,340	9,826,257
Valeant Pharmaceuticals International, Inc. *^	111,970	5,227,879
Total Health Care		92,571,475

Materials and Processing (6.7%)
Airgas, Inc.	65,450	5,110,336
AuRico Gold, Inc. *^	635,300	5,088,753
Ecolab, Inc.	274,730	15,882,141
Precision Castparts Corp.	82,065	13,523,491
Timken Co.	331,040	12,814,559
Yamana Gold, Inc.^	483,300	7,099,677
Total Materials and Processing		59,518,957

Producer Durables (12.9%)
Agilent Technologies, Inc. *	183,090	6,395,334
BE Aerospace, Inc. *	384,450	14,882,059
Chicago Bridge & Iron Co. N.V.^	434,380	16,419,564
CSX Corp.	460,310	9,694,129
Eaton Corp.	310,110	13,499,088
Expeditors International of Washington, Inc.	195,870	8,022,835
Fluor Corp.	121,790	6,119,948
Joy Global, Inc.	195,420	14,650,637
Kennametal, Inc.	256,930	9,383,084
Trimble Navigation Ltd. *	156,985	6,813,149
Triumph Group, Inc.	95,080	5,557,426
Verisk Analytics, Inc. *	68,280	2,740,076
Total Producer Durables		114,177,329

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
Technology (15.0%)
Altera Corp.	184,190	$6,833,449
American Tower Corp. Cl. A *	173,835	10,431,838
Autodesk, Inc. *	269,050	8,160,286
Avago Technologies Ltd.	241,820	6,978,925
Check Point Software Technologies Ltd. *^	135,500	7,119,170
Citrix Systems, Inc. *	104,680	6,356,170
Cognizant Technology Solutions Corp. Cl. A *	87,930	5,654,778
Coherent, Inc. *	79,280	4,143,966
Cypress Semiconductor Corp.	358,370	6,052,869
F5 Networks, Inc. *	81,270	8,624,373
IAC/InterActiveCorp *	138,030	5,880,078
Informatica Corp. *	138,310	5,107,788
Intuit, Inc.	165,330	8,694,705
MICROS Systems, Inc. *	123,515	5,753,329
Polycom, Inc. *	349,420	5,695,546
Red Hat, Inc. *	90,980	3,756,564
Riverbed Technology, Inc. *	269,210	6,326,435
Rovi Corp. *	150,150	3,690,687
SBA Communications Corp. *	268,430	11,531,753
TIBCO Software, Inc. *	246,370	5,890,707
Total Technology		132,683,416

Utilities (6.1%)
American Water Works Co., Inc.	339,490	10,816,151
ITC Holdings Corp.	155,160	11,773,541
NiSource, Inc.	572,710	13,636,225
The AES Corp. *	1,506,450	17,836,368
Total Utilities		54,062,285

TOTAL COMMON STOCKS
(Cost $834,161,740)		$879,751,377

SHORT-TERM INVESTMENTS (0.3%)	Principal Amount	Value
MONEY MARKET FUNDS (0.3%)
First American Treasury Obligations Fund
0.000% **	2,776,963	$2,776,963
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,776,963)		$2,776,963

TOTAL INVESTMENTS (99.8%)
(Cost $836,938,703)		$882,528,340

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		1,456,713
TOTAL NET ASSETS (100.0%)		$883,985,053

ADR - American Depository Receipt.

* Non-income producing security.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2011 (Unaudited)
** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at December 31, 2011, was as follows***:

Cost of investments	$836,938,703
Gross unrealized appreciation	92,704,729
Gross unrealized depreciation	(47,115,092)
Net unrealized appreciation	$45,589,637

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at December 31, 2011

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Portfolio's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Rainier Large Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,044,372,774	$-	$-	$1,044,372,774
Total Equity	1,044,372,774	-	-	1,044,372,774

Short-Term Investments	13,338,000			13,338,000
Total Investments in Securities	$1,057,710,774	$-	$-	$1,057,710,774

Rainier Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$879,751,377	$-	$-	$879,751,377
Total Equity	879,751,377	-	-	879,751,377

Short-Term Investments	2,776,963			2,776,963
Total Investments in Securities	$882,528,340	$-	$-	$882,528,340

Rainier Small/Midcap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$2,483,802,327	$-	$-	$2,483,802,327
Total Equity	2,483,802,327	-	-	2,483,802,327

Total Investments in Securities	$2,483,802,327	$-	$-	$2,483,802,327

Rainier Balanced Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$35,402,888	$-	$-	$35,402,888
Real Estate Investment Trusts	-	-	-	-
Total Equity	35,402,888	-	-	35,402,888

Fixed Income
Asset Backed Securities	$-	$-	$-	$-
Collateralized Mortgage Obligations	-	-	-	-
Mortgage Pass-Through Securities	-	422,699	-	422,699
Federal Agency Obligations	-	5,316,254	-	5,316,254
Corporate Bonds	-	16,365,686	-	16,365,686
Total Fixed Income	-	22,104,639	-	22,104,639

Short-Term Investments	364,108	-	-	364,108
Total Investments in Securities	$35,766,996	$22,104,639	$-	$57,871,635

Rainier Intermediate Fixed Income Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$306,789	$-	$306,789
Mortgage Pass-Through Securities	-	1,792,590	-	1,792,590
Federal Agency Obligations	-	22,597,795	-	22,597,795
Corporate Bonds	-	78,831,011	-	78,831,011
Total Fixed Income	-	103,528,185	-	103,528,185

Short-Term Investments	2,301,297	-	-	2,301,297
Total Investments in Securities	$2,301,297	$103,528,185	$-	$105,829,482

Rainier High Yield Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Exchange Traded Funds	$3,194,645	$-	$-	$3,194,645
Total Equity	3,194,645	-	-	3,194,645

Fixed Income
Corporate Bonds	$-	$25,696,097	$-	$25,696,097
Total Fixed Income	-	25,696,097	-	25,696,097

Short-Term Investments	2,725,738			2,725,738
Total Investments in Securities	$5,920,383	$25,696,097	$-	$31,616,480

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By  /s/ Melodie B. Zakaluk
             Melodie B. Zakaluk
             CEO, President, CFO and Treasurer

Date   February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, CFO and Treasurer

Date   February 29, 2012